Other Real Estate Owned and Repossessed Assets - Rollforward of Other Real Estate Owned And Repossessed Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Other Real Estate Owned And Repossessed Assets [Roll Forward]
Balance at December 31, 2015	$ 12,409
Transfers in (via foreclosure)	1,727
Sales	(5,652)
Gain on sales	249	$ 76
Impairments	(72)	$ (934)
Balance at March 31, 2016	$ 8,661